Financial Assets at Amortised Cost - Summary of Loans by Economic Activity (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 392,692,982	$ 441,759,817
Agricultural and livestock
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	16,387,572	22,785,994
Construction
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	2,425,025	3,155,307
Consumer
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	223,858,824	241,748,365
Electricity, oil, water and sanitary services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	174,079	1,500,134
Financial sector
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	4,251,812	3,528,634
Government services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	740	772
Mining products
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	15,104,972	41,330,149
Others
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	51,803,145	62,929,079
Other manufacturing
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	43,184,320	34,647,693
Services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	2,987,237	2,806,682
Transport
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	4,090,197	3,850,079
Wholesale and retail trade
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	28,425,059	23,476,929
Performing
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 383,072,825	$ 433,553,967
Percentage of Loan Portfolio	100.00%	100.00%
Performing | Agricultural and livestock
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 16,247,310	$ 22,623,264
Percentage of Loan Portfolio	4.24%	5.22%
Performing | Construction
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 2,185,555	$ 2,797,267
Percentage of Loan Portfolio	0.57%	0.65%
Performing | Consumer
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 219,545,441	$ 237,858,438
Percentage of Loan Portfolio	57.31%	54.86%
Performing | Electricity, oil, water and sanitary services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 174,030	$ 1,499,579
Percentage of Loan Portfolio	0.05%	0.35%
Performing | Financial sector
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 4,251,812	$ 3,528,634
Percentage of Loan Portfolio	1.11%	0.81%
Performing | Government services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 740	$ 772
Percentage of Loan Portfolio	0.00%	0.00%
Performing | Mining products
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 13,359,180	$ 38,816,911
Percentage of Loan Portfolio	3.49%	8.95%
Performing | Others
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 49,411,872	$ 62,887,856
Percentage of Loan Portfolio	12.89%	14.50%
Performing | Other manufacturing
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 42,700,225	$ 34,411,780
Percentage of Loan Portfolio	11.15%	7.94%
Performing | Services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 2,976,841	$ 2,268,501
Percentage of Loan Portfolio	0.78%	0.52%
Performing | Transport
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 4,059,140	$ 3,806,120
Percentage of Loan Portfolio	1.06%	0.88%
Performing | Wholesale and retail trade
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 28,160,679	$ 23,054,845
Percentage of Loan Portfolio	7.35%	5.32%
Non-performing
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 9,620,157	$ 8,205,850
Percentage of Loan Portfolio	100.00%	100.00%
Non-performing | Agricultural and livestock
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 140,262	$ 162,730
Percentage of Loan Portfolio	1.46%	1.98%
Non-performing | Construction
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 239,470	$ 358,040
Percentage of Loan Portfolio	2.49%	4.36%
Non-performing | Consumer
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 4,313,383	$ 3,889,927
Percentage of Loan Portfolio	44.84%	47.40%
Non-performing | Electricity, oil, water and sanitary services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 49	$ 555
Percentage of Loan Portfolio	0.00%	0.01%
Non-performing | Financial sector
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 0	$ 0
Percentage of Loan Portfolio	0.00%	0.00%
Non-performing | Government services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 0	$ 0
Percentage of Loan Portfolio	0.00%	0.00%
Non-performing | Mining products
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 1,745,792	$ 2,513,238
Percentage of Loan Portfolio	18.15%	30.63%
Non-performing | Others
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 2,391,273	$ 41,223
Percentage of Loan Portfolio	24.85%	0.51%
Non-performing | Other manufacturing
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 484,095	$ 235,913
Percentage of Loan Portfolio	5.03%	2.87%
Non-performing | Services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 10,396	$ 538,181
Percentage of Loan Portfolio	0.11%	6.56%
Non-performing | Transport
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 31,057	$ 43,959
Percentage of Loan Portfolio	0.32%	0.54%
Non-performing | Wholesale and retail trade
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	$ 264,380	$ 422,084
Percentage of Loan Portfolio	2.75%	5.14%